Loans Receivable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Loans Receivable [Line Items]
Expected credit loss	$ 2,590,291	$ 2,590,291	$ 2,590,291
Interest income from loan business	474,719	313,868
Loans receivables	7,629,932		11,277,359
Principal of interest	622,216		$ 680,018
Loans Receivable [Member]
Loans Receivable [Line Items]
Expected credit loss		$ 11,322